Patent Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Patent Costs
Patent Costs

Note 5 – Patent Costs

As of June 30, 2025, in the first family of patents and patent applications owned solely by UIRF which is exclusively licensed by Cardio, there are eight granted patents (US (2), EU, China, Australia, India, Hong Kong and Japan) and other pending patent applications. The Company has pending patent applications in patent families two, three, four, five and six. Legal fees associated with the patents totaled $711,148 and $701,089, net of accumulated amortization of $55,510 and $6,920 as of June 30, 2025 and December 31, 2024, respectively and are presented in the condensed consolidated balance sheets as patent costs. Patents are amortized over their estimated useful lives of approximately 14 and 15 years, respectively. Amortization expense charged to operations was $48,590 and $1,587 for the six months ended June 30, 2025 and 2024, respectively, and $7,152 and $794 for the three months ended June 30, 2025 and 2024, respectively.

Note 6 – Patent Costs

As of December 31, 2024, in the first family of patents and patent applications owned solely by UIRF and is exclusively licensed by Cardio, there are seven granted patents (US (2), EU, China, Australia, India and Hong Kong) and other pending patent applications. The Company has pending patent applications in patent families two, three, four, five and six. Legal fees associated with the patents totaled $701,089 and $515,402, net of accumulated amortization of $6,920 and $3,182 as of December 31, 2024 and 2023, respectively and are presented in the consolidated balance sheets as patent costs. Patents are amortized over their estimated useful lives of approximately 14 and 15 years, respectively. Amortization expense charged to operations was $3,738 and $3,182 for the years ended December 31, 2024 and 2023, respectively.